Net Loss Per Share - Summary of Equity Shares Excluded From Calculation of Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - Rocket Lab USA, Inc. - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount	31,330,513	30,680,373	31,330,513	30,680,373
Preferred Stock Warrants [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount	124,062	124,062	124,062	124,062
Common Stock Warrants [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount	64,616	51,184	64,616	51,184
Stock Options [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount	2,323,816	2,936,083	2,438,141	3,009,360